Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have a formal policy regarding the timing of grants of stock options, stock appreciation rights, or similar option-like instruments in relation to the disclosure of material nonpublic information. The Board and the Compensation Committee do not take material nonpublic information into account when determining the timing or terms of such awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During the fiscal year ended December 31, 2025, we did not grant stock options to any named executive officer during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that disclosed material nonpublic information.
Award Timing Method [Text Block]	we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false